27. Operating costs and expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating costs and expenses [line items]
Cost of services provided and goods sold	R$ (7,433,731)	R$ (7,701,418)	R$ (8,002,077)
Selling expenses	(4,986,289)	(4,970,780)	(4,575,177)
General and administrative expenses	(1,717,859)	(1,608,319)	(1,424,643)
Total	(5,428,606)	(6,862,388)	(6,298,530)
Personnel [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold	(53,392)	(36,514)	(48,802)
Selling expenses	(624,353)	(637,177)	(602,578)
General and administrative expenses	(392,984)	(357,878)	(305,036)
Total	(1,070,729)	(1,031,569)	(956,416)
Third-Party Services [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold	(569,242)	(518,762)	(544,036)
Selling expenses	(2,041,646)	(2,169,624)	(2,049,994)
General and administrative expenses	(512,643)	(451,990)	(429,597)
Total	(3,123,531)	(3,140,376)	(3,023,627)
Interconnection And Means Of Connection [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold	(1,419,464)	(2,513,176)	(2,632,593)
Selling expenses
General and administrative expenses
Total	(1,419,464)	(2,513,176)	(2,632,593)
Depreciation And Amortization [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold	(4,132,223)	(3,119,954)	(3,280,524)
Selling expenses	(256,898)	(162,804)	(162,020)
General and administrative expenses	(739,860)	(671,562)	(571,126)
Total	(5,128,981)	(3,954,320)	(4,013,670)
Taxes, Fees And Contributions [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold	(32,120)	(31,754)	(36,625)
Selling expenses	(817,369)	(866,197)	(919,018)
General and administrative expenses	(18,846)	(18,333)	(11,963)
Total	(868,335)	(916,284)	(967,606)
Rent And Insurance [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold	(291,302)	(591,226)	(609,595)
Selling expenses	(121,795)	(146,877)	(92,363)
General and administrative expenses	(20,590)	(67,387)	(62,954)
Total	(433,687)	(805,490)	(764,912)
Cost Of Goods Sold [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold	(931,818)	(883,912)	(846,839)
Selling expenses
General and administrative expenses
Total	(931,818)	(883,912)	(846,839)
Publicity And Advertising [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold
Selling expenses	(355,234)	(421,588)	(410,982)
General and administrative expenses
Total	(355,234)	(421,588)	(410,982)
Losses On Doubtful Accounts [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold
Selling expenses	(748,291)	(544,881)	(316,387)
General and administrative expenses
Total	(748,291)	(544,881)	(316,387)
Others [Member]
Operating costs and expenses [line items]
Cost of services provided and goods sold	(4,170)	(6,120)	(3,063)
Selling expenses	(20,703)	(21,632)	(21,835)
General and administrative expenses	(32,936)	(41,169)	(43,967)
Total	R$ (57,809)	R$ (68,921)	R$ (68,865)